15. FAIR VALUE MEASUREMENTS (Details-Fair Value) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		$ 0
Total		0
Derivative liabilities	516,610	689,093	529,785
Total	516,610	689,093	529,785	237,395
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		0
Total		0
Derivative liabilities		0
Total		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		0
Total		0
Derivative liabilities		0
Total		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		0
Total		0
Derivative liabilities	516,610	689,093
Total	$ 516,610	$ 689,093